Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of Goodwill and Intangible Assets

	GOODWILL	PATENTS	CUSTOMER INTANGIBLES	SUPPLIER RELATIONSHIPS	TECHNOLOGY AND SOFTWARE	TOTAL
Cost
At January 1, 2020	$15,391	$18,122	$8,731	$2,856	$11,177	$56,277
Exchange differences	600	549	408	—	156	1,713

At December 31, 2020	15,991	18,671	9,139	2,856	11,333	57,990

Amortization
At January 1, 2020	—	2,710	4,034	1,043	6,957	14,744
Charge for the period	—	831	951	286	319	2,387
Exchange differences	—	54	62	—	20	136

At December 31, 2020	—	3,595	5,047	1,329	7,296	17,267
Net Book Value
At December 31, 2020	$15,991	$15,076	$4,092	$1,527	$4,037	$40,723
Cost
At January 1, 2021	$15,991	$18,671	$9,139	$2,856	$11,333	$57,990
Exchange differences	(385)	(178)	(278)	—	(48)	(889)

At December 31, 2021	15,606	18,493	8,861	2,856	11,285	57,101

Amortization
At January 1, 2021	—	3,595	5,047	1,329	7,296	17,267
Charge for the period	—	890	1,317	286	334	2,827
Exchange differences	—	(16)	(21)	—	(4)	(41)

At December 31, 2021	—	4,469	6,343	1,615	7,626	20,053
Net Book Value
At December 31, 2021	$15,606	$14,024	$2,518	$1,241	$3,659	$37,048
Cost
At January 1, 2022	$15,606	$18,493	$8,861	$2,856	$11,285	$57,101
Exchange differences	(998)	(1,410)	(200)	—	(367)	(2,975)

At June 30, 2022	14,608	17,083	8,661	2,856	10,918	54,126

Amortization
At January 1, 2022	—	4,469	6,343	1,615	7,626	20,053
Charge for the period	—	414	308	144	157	1,023
Exchange differences	—	(19)	(12)	—	(7)	(38)

At June 30, 2022	—	4,864	6,639	1,759	7,776	21,038
Net Book Value
At June 30, 2022	$14,608	$12,219	$2,022	$1,097	$3,142	$33,088